Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major Components Of Tax Expense Income [Line Items]
Current	$ 2,000
Income tax expense / (benefit)	900	$ 1,206	$ 1,844
Swiss
Major Components Of Tax Expense Income [Line Items]
Current	567	810	664
Deferred	(106)	39	(22)
Income tax expense / (benefit)	461	849	642
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current	1,439	618	689
Deferred	(1,000)	(262)	513
Income tax expense / (benefit)	$ 439	$ 356	$ 1,202